UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%

	Shares	Value
CONSUMER DISCRETIONARY — 14.4%
Arbitron	183,200	$7,166,784
Black Diamond*	530,200	4,458,982
Bob Evans Farms	426,100	14,717,494
Brown Shoe	175,800	1,775,580
Carter’s*	358,100	11,996,350
Cooper Tire & Rubber	613,700	10,346,982
Group 1 Automotive	313,800	14,946,294
Hillenbrand	504,900	11,052,261
Insight Enterprises*	1,106,400	18,620,712
JOS A Bank Clothiers*	245,850	12,614,563
Knology*	1,050,400	14,421,992
Matthews International, Cl A	302,400	10,943,856
MDC Holdings	121,100	2,738,071
Men’s Wearhouse	497,000	16,296,630
Outdoor Channel Holdings	208,400	1,385,860
Papa John’s International*	439,700	13,723,037
Rush Enterprises, Cl B*	184,500	3,090,375
Rush Enterprises, Cl A*	183,000	3,658,170
Standard Parking*	628,800	10,463,232
Stoneridge*	761,200	9,499,776

		193,917,001

CONSUMER STAPLES — 0.8%
Snyders-Lance	505,500	10,317,255

ENERGY — 5.0%
Carrizo Oil & Gas*	430,900	16,546,560
Comstock Resources*	245,700	7,837,830
Georesources*	518,800	13,239,776
Natural Gas Services Group*	240,900	3,832,719
Oceaneering International	340,600	14,713,920
Unit*	182,100	10,927,821

		67,098,626

FINANCIAL SERVICES — 23.1%
Ameris Bancorp	766,928	7,761,311
Bank of Kentucky Financial	115,200	2,750,976
Berkshire Hills Bancorp	351,000	7,693,920
Boston Private Financial Holdings	1,227,400	8,505,882
Brandywine Realty Trust†	505,530	6,061,305
Camden Property Trust†	147,900	9,919,653
CapLease†	1,369,700	6,095,165
Cogdell Spencer†	1,040,800	6,203,168
Columbia Banking System	400,600	7,054,566
CVB Financial	1,033,685	10,016,408
Delphi Financial Group, Cl A	269,000	7,241,480
Duke Realty†	310,100	4,353,804
Enterprise Financial Services	436,800	6,093,360
Excel Trust†	933,200	10,703,804
Financial Institutions	202,000	3,387,540
First Financial Bancorp	153,900	2,463,939
First Financial Holdings	262,500	2,181,375
First of Long Island	178,200	4,734,774
Flushing Financial	498,900	6,146,448
Fortegra Financial*	460,700	3,570,425
Hancock Holding	214,200	7,057,890
Hanover Insurance Group	154,600	5,598,066
Heritage Financial	471,300	6,141,039
HFF, Cl A*	407,900	6,159,290
Hudson Valley Holding	376,410	8,085,287

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
FINANCIAL SERVICES — continued
Jack Henry & Associates	362,300	$10,488,585
KBW	675,700	11,554,470
Kite Realty Group Trust†	1,396,200	6,338,748
LaSalle Hotel Properties†	274,600	6,867,746
Lexington Realty Trust†	1,119,741	9,405,824
Liberty Property Trust†	156,200	5,304,552
Mack-Cali Realty†	160,500	5,339,835
Meadowbrook Insurance Group	456,810	4,294,014
Navigators Group*	171,400	8,079,796
Park Sterling*	382,200	1,792,518
Parkway Properties†	243,800	4,298,194
Pebblebrook Hotel Trust†	524,600	10,371,342
ProAssurance*	104,800	7,299,320
Prosperity Bancshares	257,900	10,710,587
Selective Insurance Group	302,600	4,959,614
Tower Bancorp	342,100	9,062,229
Trico Bancshares	412,300	6,110,286
Union First Market Bankshares	603,400	7,512,330
Univest Corp of Pennsylvania	193,700	2,880,319
Waddell & Reed Financial, Cl A	194,800	7,149,160
Weingarten Realty Investors†	277,100	7,127,012
Wright Express*	133,000	6,543,600

		309,470,956

HEALTH CARE — 5.8%
Bio-Rad Laboratories, Cl A*	178,200	19,423,800
CONMED*	427,100	11,104,600
eResearchTechnology*	272,200	1,733,914
Hanger Orthopedic Group*	606,900	12,750,969
Medical Action Industries*	400,900	3,054,858
Sirona Dental Systems*	412,400	20,859,192
West Pharmaceutical Services	208,700	9,155,669

		78,083,002

INDUSTRIALS — 0.7%
Altra Holdings*	417,400	9,282,976

INFORMATION TECHNOLOGY — 2.4%
CSG Systems International*	672,500	11,943,600
JDA Software Group*	449,400	12,565,224
NCI, Cl A*	343,900	7,386,972

		31,895,796

MATERIALS & PROCESSING — 14.2%
ABM Industries	626,000	14,085,000
Aptargroup	486,400	24,830,720
Beacon Roofing Supply*	493,600	10,553,168
Belden CDT	318,300	11,729,355
Brady, Cl A	401,300	11,878,480
Carpenter Technology	255,500	14,675,920
Ferro*	1,131,900	14,737,338
Interline Brands*	903,600	15,117,228
Koppers Holdings	377,200	13,963,944
OM Group*	428,300	15,538,724
Omnova Solutions*	842,100	5,692,596
Quanex Building Products	409,900	6,423,133
Rogers*	363,300	17,612,784
Sensient Technologies	387,400	14,380,288

		191,218,678

PRODUCER DURABLES — 21.5%
Actuant, Cl A	704,000	17,395,840

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
PRODUCER DURABLES — continued
Albany International, Cl A	607,300	$16,135,961
Allegiant Travel, Cl A*	197,500	8,498,425
Briggs & Stratton	587,300	10,066,322
CBIZ*	1,599,000	11,928,540
Celadon Group*	677,400	9,266,832
Compass Diversified Holdings	1,058,100	15,839,757
ESCO Technologies	305,200	10,584,336
Esterline Technologies*	160,500	12,257,385
Granite Construction	389,200	9,099,496
HEICO, Cl A	350,206	12,957,622
Kaman	499,200	17,781,504
Littelfuse	361,500	18,469,035
Measurement Specialties*	750,000	24,495,000
Methode Electronics	1,095,500	11,590,390
Michael Baker*	338,900	7,069,454
Navigant Consulting*	1,170,100	13,772,077
Orbital Sciences*	708,000	12,262,560
Regal-Beloit	279,700	16,958,211
Saia*	253,600	3,821,752
Tennant	213,500	9,139,935
Triumph Group	350,400	18,865,536

		288,255,970

TECHNOLOGY — 8.0%
ATMI*	792,000	14,770,800
Aviat Networks*	1,088,200	4,211,334
Black Box	450,100	12,823,349
Coherent*	134,500	6,460,035
Diebold	368,400	11,140,416
Emulex*	732,300	6,187,935
Formfactor*	312,900	2,875,551
Harmonic*	1,518,500	8,245,455
Integrated Device Technology*	1,981,600	13,554,144
Jabil Circuit	474,300	8,684,433
ON Semiconductor*	1,269,820	11,034,736
Tekelec*	632,400	4,964,340
Xyratex	194,500	1,853,585

		106,806,113

UTILITIES — 2.6%
CH Energy Group	88,600	4,524,802
Piedmont Natural Gas	504,400	14,713,348
Unisource Energy	410,300	15,107,246

		34,345,396

TOTAL COMMON STOCK (Cost $1,092,890,377)		1,320,691,769

CASH EQUIVALENT — 1.1%

Fidelity Institutional Money Market Funds — Prime Money
Market Portfolio, Cl I, 0.010% (A) (Cost $15,113,847)	15,113,847	15,113,847

TOTAL INVESTMENTS— 99.6% (Cost $1,108,004,224)‡		$1,335,805,616

Percentages are based on Net Assets of $1,340,662,150.

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2011
(Unaudited)

†	Real Estate Investment Trust

(A)	Rate shown is the 7-day effective yield as of July 31, 2011

‡	At July 31, 2011, the tax basis cost of the Fund’s investments was $1,108,004,224, and the unrealized appreciation and depreciation were $307,949,842 and $(80,148,450), respectively.
Cl — Class
As of July 31, 2011, all of the Fund’s investments were considered level 1, in accordance with ASC-820.
For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.
ICM-QH-001-1500

Item 2.	Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President
Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO
Date: September 28, 2011